Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Convertible Debt [Abstract]
Disclosure of convertible debt [Table Text Block]

	Year ended December 31,
	2020	2019
Convertible Debt - beginning of period	$—	$56,984
Fair value of debenture funding	17,912	—
Change due to modification	—	792
Accretion and capitalized interest	835	2,105
Repayment	—	(59,881)
Convertible Debt - end of period	$18,747	$—